                                                     1933 Act File No. 2-75756
                                                    1940 Act File No. 811-3385

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933...........        _X_

      Pre-Effective Amendment No.    .............................        ___

      Post-Effective Amendment No. 36 ............................        _X_

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           _X_

      Amendment No. 31_...........................................        _X_

                            FEDERATED STOCK TRUST

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

__X_  immediately upon filing pursuant to paragraph (b)
____  on _____________ pursuant to paragraph (b)
_ __  60 days after filing pursuant to paragraph (a) (i)
____  on _______ pursuant to paragraph (a) (i)
____  75 days after filing pursuant to paragraph (a)(ii)
____  on________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, NW
Washington, DC  20037

[Logo of Federated Investors]

Federated Stock Trust

PROSPECTUS

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DECEMBER 31, 2003

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A large capitalization value mutual fund seeking to provide growth of income and capital by investing primarily in common stocks of high quality companies.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	4
What are the Fund's Investment Strategies?	5
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	6
What Do Shares Cost?	7
How is the Fund Sold?	8
How to Purchase Shares	8
How to Redeem Shares	10
Account and Share Information	12
Who Manages the Fund?	13
Legal Proceedings	15
Financial Information	16

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide growth of income and capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in equity securities of companies that are generally leaders in their industries, are characterized by sound management and have the ability to finance expected growth.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect the sectors emphasized by the Fund.
  Risks Relating to Investing for Value. The Fund generally uses a "value" style of investing so that the Fund's share price may lag that of other funds using a different investment style.
  Risks of Investing in American Depositary Receipts. Because the Fund may invest in American Depositary Receipts (ADRs), interests in underlying securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund's total return for the nine-month period was January 1, 2003 to September 30, 2003 was 11.59%.

Within the period shown in the bar chart the Fund's highest quarterly return was 16.48% (quarter ended December 31, 1998). Its lowest quarterly return was (19.39)% (quarter ended September 30, 2002).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor's 500 Barra Value Index (S&P 500 BV) and the Standard & Poor's 500 Index (S&P 500), broad-based market indexes, and the Lipper Large-Cap Value Funds Average (LLCVFA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expense or other fees that the SEC requires to be reflected in the Fund's performance. Index returns are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	5 Years	10 Years
Fund
Return Before Taxes	(19.07)%	0.91%	9.98%
Return After Taxes on Distributions[1]	(19.40)%	(0.62)%	7.55%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(11.70)%	0.50%	7.60%
S&P 500 BV2	(20.85)%	(1.06)%	8.66%
S&P 500	(22.10)%	(0.59)%	9.34%
LLCVFA	(20.30)%	(1.01)%	7.82%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2 The Fund's investment adviser has changed its reference benchmark to the S&P 500 BV from the S&P 500 because it is more reflective of the Fund's current investment strategy.

What are the Fund's Fees and Expenses?

FEDERATED STOCK TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.69%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.11%

1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2003.

Total Waiver of Fund Expenses	0.12%
Total Actual Annual Fund Operating Expenses (after waiver)	0.99%

2 The maximum investment management fee is 0.750% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets and 0.400% of average daily net assets in excess of $2 billion.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.13% for the fiscal year ended October 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 113
3 Years	$ 353
5 Years	$ 612
10 Years	$1,352

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What are the Fund's Investment Strategies?

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The Fund pursues its investment objective by investing primarily in equity securities of companies that are generally leaders in their industries, are characterized by sound management and have the ability to finance expected growth. The Adviser attempts to identify good long-term values through disciplined investing and careful fundamental research. The Fund's holdings ordinarily will be in large capitalization companies that are in the top 50% of their industries with regard to revenues.

The Adviser evaluates the future performance potential of companies, based on valuation models which attempt to identify companies trading at low valuation relative to their history, to the market and to their expected future growth. To assist in the timing of purchases and sales of portfolio securities, the Adviser also looks at recent stock price performance and the direction of current fiscal year earning estimates. In addition, the Adviser performs traditional fundamental analysis to select the most promising companies for the Fund's portfolio.

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Because the Fund refers to equity investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in equity investments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

American Depositary Receipts

ADRs represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying ADRs are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS

  Because the Fund may invest in ADRs, interests in underlying securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). From time to time, the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated".

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions . In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees ( the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Kevin R. McCloskey

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Kevin R. McCloskey was named a Portfolio Manager of the Fund in October 1999. He is Vice President of the Fund. Mr. McCloskey joined Federated in 1999 as a Portfolio Manager and is a Vice President of the Fund's Adviser. From September 1994 to July 1999, he served as a portfolio manager, and from January 1994 to September 1994, he served as an investment/quantitative analyst at Killian Asset Management Corporation. Mr. McCloskey is a Chartered Financial Analyst. He received his M.B.A. from the University of Dayton.

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Steven J. Lehman

Steven J. Lehman has been the Fund's Portfolio Manager since January 2003. Mr. Lehman joined the Fund's Adviser in May 1997 as a Portfolio Manager and Vice President. He has been a Senior Portfolio Manager since 1998. From 1986 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

John L. Nichol

John L. Nichol has been the Fund's Portfolio Manager since January 2003. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Average Daily Net Assets	Advisory Fee as a Percentage of Average Daily Net Assets
First $500 million	0.750%
Second $500 million	0.675%
Third $500 million	0.600%
Fourth $500 million	0.525%
Over $2 billion	0.400%

Under the investment advisory contract, the Adviser will waive or reimburse the Fund the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including its investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its Shares under federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed 1.00% of its average daily net assets. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated, the parent company of the Federated funds' advisers and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the Securities and Exchange Commission, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com , and any future press releases on this subject will also be posted there.

Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material a dverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$26.71	$30.77	$36.82	$37.83	$38.07
Income From Investment Operations:
Net investment income	0.42	0.30	0.28	0.38	0.37
Net realized and unrealized gain (loss) on investments	5.03	(4.08)	(3.29)	1.53	3.64

Total from investment operations	5.45	(3.78)	(3.01)	1.91	4.01

Less Distributions:
Distributions from net investment income	(0.42)	(0.28)	(0.32)	(0.37)	(0.36)
Distributions from net realized gain on investments	--	--	(2.72)	(2.55)	(3.89)

TOTAL DISTRIBUTIONS	(0.42)	(0.28)	(3.04)	(2.92)	(4.25)

Net Asset Value, End of Period	$31.74	$26.71	$30.77	$36.82	$37.83

Total Return[1]	20.59%	(12.39)%	(8.57)%	5.49%	11.03%

Ratios to Average Net Assets:

Expenses	0.99%[2]	0.99%[2]	0.99%	0.94%	0.95%

Net investment income	1.48%	0.95%	0.84%	1.06%	0.98%

Expense waiver/reimbursement[3]	0.12%	0.08%	0.06%	0.10%	0.10%

Supplemental Data:
Net assets, end of period (000 omitted)	$1,345,215	$1,208,926	$1,438,936	$1,456,221	$1,659,250

Portfolio turnover	37%	15%	18%	26%	25%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 0.97% and 0.98% after taking into account these expense reductions for the year ended October 31, 2003 and the year ended October 31, 2002, respectively.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2003, which can be obtained free of charge.

A Statement of Additional Information (SAI) dated December 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfosec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


[Logo of Federated Investors]

Federated Stock Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor


Investment Company Act File No. 811-3385


Federated is a registered mark of Federated Investors, Inc.
2003 © Federated Investors, Inc.

Cusip 313900102


8120102A (12/03)


FEDERATED STOCK TRUST

Statement of additional Information

December 31, 2003

&lt;R&gt;
This Statement of Additional Information (SAI) is not a prospectus.  Read this SAI in conjunction with the prospectus for Federated Stock Trust (Fund), dated December 31, 2003.  This SAI incorporates by reference the Fund's
Annual Report.  Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the
                                    Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Financial Information
                                    Investment Ratings
                                    Addresses
&lt;/R&gt;

812012B (12/03)

HOW IS THE FUND ORGANIZED?

&lt;R&gt;

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December
30, 1981.  The Fund's investment adviser is Federated Equity Management
Company of Pennsylvania (Adviser).  Prior to January 1, 2004, Federated
Investment Management Company was investment adviser to the Fund.  Both the current adviser and the former adviser are wholly owned subsidiaries of
Federated Investors, Inc. (Federated).

&lt;/R&gt;

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities  represent a share of an issuer's earnings and assets, after the issuer pays its  liabilities.  The Fund cannot  predict the income it will receive from equity  securities  because issuers  generally have discretion as to the payment of any dividends or distributions.  However,  equity securities offer greater  potential for appreciation than many other types of securities, because  their  value  increases  directly  with  the  value  of the  issuer's business.  The following describes the types of equity securities in which the
Fund invests:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred   stocks  have  the  right  to  receive   specified   dividends   or
distributions  before the issuer  makes  payments  on its common  stock.  Some preferred  stocks also  participate  in dividends  and  distributions  paid on common  stock.  Preferred  stocks  may also  permit  the  issuer to redeem the stock.  The Fund may also treat  such  redeemable  preferred  stock as a fixed income security.

Real Estate Investment Trusts (REITs)
REITs are real  estate  investment  trusts  that  lease,  operate  and finance commercial real estate.  REITs are exempt from federal corporate income tax if they limit their  operations  and  distribute  most of their income.  Such tax requirements  limit a REIT's  ability to respond to changes in the  commercial real estate market.

Warrants
Warrants give the Fund the option to buy the issuer's  equity  securities at a specified  price  (the  exercise  price)  at  a  specified  future  date  (the expiration  date).  The Fund may buy the  designated  securities by paying the exercise price before the expiration  date.  Warrants may become  worthless if the  price  of the  stock  does  not  rise  above  the  exercise  price by the expiration  date.  This  increases the market risks of warrants as compared to the underlying  security.  Rights are the same as warrants,  except  companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES
Fixed  income  securities  pay  interest,  dividends  or  distributions  at  a specified  rate.  The  rate  may be a fixed  percentage  of the  principal  or adjusted  periodically.  In addition,  the issuer of a fixed  income  security must repay the principal  amount of the security,  normally within a specified time.  Fixed  income  securities  provide  more  regular  income  than  equity securities.  However,  the returns on fixed income  securities are limited and normally  do  not  increase  with  the  issuer's  earnings.  This  limits  the potential  appreciation  of fixed  income  securities  as  compared  to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the
Fund invests:

Treasury Securities
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency  securities  are  issued or  guaranteed  by a  federal  agency or other government  sponsored  entity  acting under  federal  authority  (a GSE).  The
United States  supports  some GSEs with its full faith and credit.  Other GSEs receive  support  through federal  subsidies,  loans or other benefits.  A few
GSEs have no explicit  financial  support,  but are regarded as having implied support  because the federal  government  sponsors  their  activities.  Agency securities are generally  regarded as having low credit risks,  but not as low as treasury securities.

Corporate Debt Securities
Corporate debt  securities are fixed income  securities  issued by businesses.
Notes, bonds,  debentures and commercial paper are the most prevalent types of corporate debt securities.  The Fund may also purchase interests in bank loans to companies.  The credit risks of corporate debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER
Commercial  paper is an issuer's  obligation with a maturity of less than nine months.  Companies  typically  issue  commercial  paper  to  pay  for  current expenditures.  Most issuers  constantly reissue their commercial paper and use the proceeds (or bank loans) to repay  maturing  paper.  If the issuer  cannot continue  to  obtain  liquidity  in this  fashion,  its  commercial  paper may default.  The short  maturity of commercial  paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS
Demand  instruments  are corporate debt  securities that the issuer must repay upon demand.  Other demand instruments require a third party, such as a dealer or bank, to repurchase  the security for its face value upon demand.  The Fund treats demand instruments as short-term  securities,  even though their stated
maturity may extend beyond one year.

Zero Coupon Securities
Zero coupon  securities do not pay interest or principal  until final maturity unlike debt securities that provide  periodic  payments of interest  (referred to as a coupon  payment).  Investors  buy zero  coupon  securities  at a price below the amount  payable at  maturity.  The  difference  between the purchase price and the amount paid at maturity  represents  interest on the zero coupon
security.   Investors  must  wait  until  maturity  to  receive  interest  and principal,  which  increases  the  interest  rate and  credit  risks of a zero coupon security.

  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.
Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury
STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank  instruments are unsecured  interest  bearing  deposits with banks.  Bank instruments include bank accounts, time deposits,  certificates of deposit and banker's  acceptances.  Yankee instruments are denominated in U.S. dollars and
issued  by  U.S.  branches  of  foreign  banks.   Eurodollar  instruments  are
denominated in U.S.  dollars and issued by non-U.S.  branches of United States or foreign banks.

Foreign Securities
Foreign  securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:

o    it is organized  under the laws of, or has a principal  office  located in, another country;

o    the principal trading market for its securities is in another country; or

o    it (or its  subsidiaries)  derived in its most recent  fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign  securities  are primarily  denominated in foreign  currencies.  Along with the risks normally  associated with domestic securities of the same type, foreign  securities  are  subject  to  currency  risks  and  risks of  foreign investing.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying
European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and
International Depositary Receipts (IDRs), are traded globally or outside the
United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a  mutually  agreed upon time and price. The repurchase  price exceeds the sale price,  reflecting the  Fund's  return  on the  transaction.  This  return  is  unrelated  to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with banks and other recognized financial  institutions,  such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions
Delayed  delivery  transactions,   including  when  issued  transactions,  are
arrangements in which the Fund buys  securities for a set price,  with payment and delivery of the securities  scheduled for a future time. During the period between purchase and settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the transaction when it agrees to buy the  securities  and  reflects  their value in  determining  the price of its shares.  Settlement  dates may be a month or more after  entering into these  transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund.  Delayed delivery  transactions  also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio  securities to borrowers that the Fund's custodian deems  creditworthy.  In return,  the Fund receives cash or liquid  securities from  the  borrower  as  collateral.  The  borrower  must  furnish  additional collateral if the market value of the loaned securities  increases.  Also, the borrower  must  pay the Fund  the  equivalent  of any  dividends  or  interest received on the loaned securities.

  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks. These transactions may create leverage risks.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in  securities of other  investment  companies, including the  securities of  affiliated  money market funds,  as an efficient means of carrying out its  investment  policies  and  managing its  uninvested cash.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed"
trades.  All inter-fund loans must be repaid in seven days or less.  The
Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Equity Securities Investment Risks

Liquidity Risks
Trading  opportunities  are more  limited for equity  securities  that are not widely  held.  This may make it more  difficult to sell or buy a security at a favorable  price or time.  Consequently,  the Fund may have to  accept a lower price to sell a security,  sell other  securities  to raise cash or give up an investment  opportunity,  any of which  could  have a  negative  effect on the
Fund's  performance.  Infrequent  trading  of  securities  may also lead to an increase in their price volatility.

  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

Risks Related to Company Size
Generally,  the smaller the market  capitalization of a company, the fewer the number  of  shares  traded  daily,  the less  liquid  its  stock  and the more volatile its price.  Market  capitalization  is determined by multiplying  the number of its outstanding shares by the current market price per share.

  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Fixed Income Securities Investment Risks

Interest Rate Risks
Prices of fixed income  securities rise and fall in response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest  rates rise, prices of fixed income securities fall.  However,  market factors,  such as the demand for particular fixed income  securities,  may cause the price of certain fixed income  securities to fall while the prices of other  securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures
the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the  possibility  that an issuer will  default on a security by failing to pay  interest or  principal  when due. If an issuer  defaults,  the
Fund will lose money.

  Many fixed income securities receive credit ratings from services such as
Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity
(the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the
Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
Call  risk is the  possibility  that  an  issuer  may  redeem  a fixed  income security  before  maturity (a call) at a price below its current market price.
An increase in the likelihood of a call may reduce the security's price.

  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks
Trading  opportunities  are more limited for fixed income securities that have not received any credit ratings,  have received ratings below investment grade or are not widely held.

  These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the
Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

Risks Associated with Non-Investment Grade Securities
Securities rated below investment grade,  also known as junk bonds,  generally entail  greater  market,  credit and  liquidity  risks than  investment  grade securities.  For example,  their prices are more volatile,  economic downturns and  financial  setbacks may affect their  prices more  negatively,  and their trading market may be more limited.

FOREIGN SECURITIES INVESTMENT RISKS

Currency Risks
Exchange rates for currencies  fluctuate  daily.  The  combination of currency risk and market risk tends to make  securities  traded in foreign markets more volatile than securities traded exclusively in the United States.

  The Adviser attempts to manage currency risk by limiting the amount the
Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing
Foreign   securities  pose  additional   risks  because  foreign  economic  or
political  conditions  may be less  favorable than those of the United States.
Securities  in foreign  markets may also be subject to taxation  policies that reduce returns for U.S. investors.

  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United
States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.
These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Fundamental INVESTMENT Objective

The investment objective of the Fund is to provide growth of income and capital.  The investment objective may not be changed by the Fund's Board without shareholder approval.
INVESTMENT LIMITATIONS

Diversification
With respect to  securities  comprising  75% of the value of its total assets, the Fund will not  purchase  securities  of any one issuer  (other  than cash;
cash items;  securities  issued or guaranteed by the  government of the United
States  or  its  agencies  or  instrumentalities   and  repurchase  agreements
collateralized  by such U.S.  government  securities;  and securities of other investment  companies) if, as a result, more than 5% of the value of its total assets would be invested in the  securities of that issuer,  or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The  Fund  may  borrow  money,  directly  or  indirectly,   and  issue  senior
securities to the maximum extent  permitted  under the Investment  Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate,  provided that this restriction does not prevent the Fund from  investing in issuers  which  invest,  deal, or otherwise  engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests  therein.
The  Fund  may  exercise  its  rights  under   agreements   relating  to  such
securities,  including  the right to enforce  security  interests  and to hold real estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not  purchase or sell  physical  commodities,  provided  that the
Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite  the securities of other issuers,  except that the
Fund may engage in  transactions  involving the  acquisition,  disposition  or resale  of its  portfolio  securities,  under  circumstances  where  it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans,  provided that this  restriction does not prevent
the  Fund  from   purchasing  debt   obligations,   entering  into  repurchase
agreements,  lending its assets to broker/dealers  or institutional  investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Concentration
In applying the Fund's concentration  restriction:  (a) utility companies will be divided  according to their services,  for example,  gas, gas transmission, electric  and  telephone  will each be  considered  a separate  industry;  (b)
financial service  companies will be classified  according to the end users of their services, for example,  automobile finance, bank finance and diversified finance will each be  considered  a separate  industry;  and (c)  asset-backed securities  will be classified  according to the  underlying  assets  securing such  securities.  To conform to the  current  view of the SEC staff that only
domestic  bank  instruments  may  be  excluded  from  industry   concentration
limitations,  as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration  limitation tests as long as the policy of the SEC remains in effect.  In addition,  investments in bank instruments,  and investments in certain  industrial  development bonds funded by activities in a single  industry,  will be deemed to constitute  investment in an  industry,  except  when  held for  temporary  defensive  purposes.  The investment  of more than 25% of the value of the  Fund's  total  assets in any one industry will constitute "concentration."

Purchases on Margin
The Fund will not purchase  securities  on margin,  provided that the Fund may obtain  short-term  credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
The  Fund  will  not  mortgage,  pledge,  or  hypothecate  any of its  assets, provided  that  this  shall  not  apply  to  the  transfer  of  securities  in connection  with any  permissible  borrowing or to collateral  arrangements in connection with permissible activities.

Illiquid Securities
The Fund will not purchase  securities for which there is no readily available market,  or  enter  into  repurchase  agreements  or  purchase  time  deposits maturing in more than seven days, if  immediately  after and as a result,  the value of such  securities  would exceed,  in the aggregate,  15% of the Fund's net assets.

Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.
Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.
If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

 &lt;R&gt;

SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets
("Service Fees") to investment professionals or to Federated Shareholder
Services Company ("FSSC"), a subsidiary of  Federated, for providing services
to shareholders and maintaining shareholder accounts.   Under certain
agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The
Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive
Service Fees.

&lt;/R&gt;

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.
The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its
NAV. The portfolio securities will be selected in a manner that the Fund's
Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting.
A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares.

As of December 1, 2003 the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

&lt;R&gt;

Bank One Trust, Westerville, OH owned approximately 2,418,911 Shares (5.73%);
National Financial Services, New York, NY, owned approximately 2,464,610
Shares (5.84%), and Bank One Trust, Westerville, OH owned approximately
3,743,247 Shares (8.87%).

&lt;/R&gt;

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis.
Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

&lt;R&gt;

BOARD OF TRUSTEES
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund.  Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors
Tower, 1001 Liberty Avenue, Pittsburgh, PA.  The Federated Fund Complex
consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex;
serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios;
Golden Oak(R) Family of Funds- seven portfolios and WesMark Funds-five portfolios.

&lt;/R&gt;

As of December 1, 2003, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

&lt;R&gt;

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

         Name             Principal Occupation(s) for Past                          Total Compensation
      Birth Date         Five Years, Other Directorships Held       Aggregate           From Fund and
       Address                and Previous Position(s)           Compensation      Federated Fund Complex
 Positions Held with                                               From Fund       (past calendar year)
         Fund                                                    (past fiscal
  Date Service Began                                                year)

                        Principal Occupations: Chairman and           $0
John F. Donahue*        Director or Trustee of the Federated                                $0
Birth Date: July 28,    Fund Complex; Chairman and Director,
1924                    Federated Investors, Inc.
CHAIRMAN AND TRUSTEE    -------------------------------------
Began serving:
December 1981           Previous Positions: Trustee,
                        Federated Investment Management
                        Company and Chairman and Director,
                        Federated Investment Counseling.

                        Principal Occupations: Principal              $0
J. Christopher          Executive Officer and President of                                  $0
Donahue*                the Federated Fund Complex; Director
Birth Date: April 11,   or Trustee of some of the Funds in
1949                    the Federated Fund Complex;
PRESIDENT AND TRUSTEE   President, Chief Executive Officer
Began serving:          and Director, Federated Investors,
January 2000            Inc.; Chairman and Trustee,
                        Federated Investment Management
                        Company; Trustee, Federated
                        Investment Counseling; Chairman and
                        Director, Federated Global
                        Investment Management Corp.;
                        Chairman, Passport Research, Ltd.;
                        Trustee, Federated Shareholder
                        Services Company; Director,
                        Federated Services Company.

                        Previous Positions: President,
                        Federated Investment Counseling;
                        President and Chief Executive
                        Officer, Federated Investment
                        Management Company, Federated Global
                        Investment Management Corp. and
                        Passport Research, Ltd.

                        Principal Occupations: Director or         $1,748.53
Lawrence D. Ellis,      Trustee of the Federated Fund                                    $148,500
M.D.*                   Complex; Professor of Medicine,
Birth Date: October     University of Pittsburgh; Medical
11, 1932                Director, University of Pittsburgh
3471 Fifth Avenue       Medical Center Downtown;
Suite 1111              Hematologist, Oncologist and
Pittsburgh, PA          Internist, University of Pittsburgh
TRUSTEE                 Medical Center.
Began serving: August
1987                    Other Directorships Held: Member,
                        National Board of Trustees, Leukemia
                        Society of America.

                        Previous Positions: Trustee,
                        University of Pittsburgh; Director,
                        University of Pittsburgh Medical
                        Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

         Name             Principal Occupation(s) for Past                          Total Compensation
      Birth Date         Five Years, Other Directorships Held       Aggregate           From Fund and
       Address                and Previous Position(s)           Compensation      Federated Fund Complex
 Positions Held with                                               From Fund       (past calendar year)
         Fund                                                    (past fiscal
  Date Service Began                                                year)

                        Principal Occupation: Director or          $1,923.37             $163,350
Thomas G. Bigley        Trustee of the Federated Fund
Birth Date: February    Complex.
3, 1934
15 Old Timber Trail     Other Directorships Held: Director,
Pittsburgh, PA          Member of Executive Committee,
TRUSTEE                 Children's Hospital of Pittsburgh;
Began serving:          Director, University of Pittsburgh.
October 1995
                        Previous Position: Senior Partner,
                        Ernst & Young LLP.

                        Principal Occupations: Director or         $1,923.37             $163,350
John T. Conroy, Jr.     Trustee of the Federated Fund
Birth Date: June 23,    Complex; Chairman of the Board,
1937                    Investment Properties Corporation;
Grubb &                 Partner or Trustee in private real
Ellis/Investment        estate ventures in Southwest
Properties Corporation  Florida.
3838 North Tamiami
Trail                   Previous Positions: President,
Suite 402               Investment Properties Corporation;
Naples, FL              Senior Vice President, John R. Wood
TRUSTEE                 and Associates, Inc., Realtors;
Began serving:          President, Naples Property
November 1991           Management, Inc. and Northgate
                        Village Development Corporation.

                        Principal Occupation: Director or          $1,923.37             $163,350
Nicholas P.             Trustee of the Federated Fund
Constantakis            Complex.
Birth Date: September
3, 1939                 Other Directorships Held: Director
175 Woodshire Drive     and Member of the Audit Committee,
Pittsburgh, PA          Michael Baker Corporation
TRUSTEE                 (engineering and energy services
Began serving:          worldwide).
February 1998
                        Previous Position: Partner, Anderson
                        Worldwide SC.

                        Principal Occupation: Director or          $1,748.53             $148,500
John F. Cunningham      Trustee of the Federated Fund
Birth Date: March 5,    Complex.
1943
353 El Brillo Way       Other Directorships Held: Chairman,
Palm Beach, FL          President and Chief Executive
TRUSTEE                 Officer, Cunningham & Co., Inc.
Began serving:          (strategic business consulting);
January 1999            Trustee Associate, Boston College.

                        Previous Positions: Director,
                        Redgate Communications and EMC
                        Corporation (computer storage
                        systems); Chairman of the Board and
                        Chief Executive Officer, Computer
                        Consoles, Inc.; President and Chief
                        Operating Officer, Wang
                        Laboratories; Director, First
                        National Bank of Boston; Director,
                        Apollo Computer, Inc.

                        Principal Occupation: Director or          $1,748.53             $148,500
Peter E. Madden         Trustee of the Federated Fund
Birth Date: March 16,   Complex; Management Consultant.
1942
One Royal Palm Way      Other Directorships Held: Board of
100 Royal Palm Way      Overseers, Babson College.
Palm Beach, FL
TRUSTEE                 Previous Positions: Representative,
Began serving:          Commonwealth of Massachusetts
November 1991           General Court; President, State
                        Street Bank and Trust Company and
                        State Street Corporation (retired);
                        Director, VISA USA and VISA
                        International; Chairman and
                        Director, Massachusetts Bankers
                        Association; Director, Depository
                        Trust Corporation; Director, The
                        Boston Stock Exchange.

                        Principal Occupations: Director or         $1,923.37             $163,350
Charles F. Mansfield,   Trustee of the Federated Fund
Jr.                     Complex; Management Consultant;
Birth Date: April 10,   Executive Vice President, DVC Group,
1945                    Inc. (marketing, communications and
80 South Road           technology) (prior to 9/1/00).
Westhampton Beach, NY
TRUSTEE                 Previous Positions: Chief Executive
Began serving:          Officer, PBTC International Bank;
January 2000            Partner, Arthur Young & Company (now
                        Ernst & Young LLP); Chief Financial
                        Officer of Retail Banking Sector,
                        Chase Manhattan Bank; Senior Vice
                        President, HSBC Bank USA (formerly,
                        Marine Midland Bank); Vice
                        President, Citibank; Assistant
                        Professor of Banking and Finance,
                        Frank G. Zarb School of Business,
                        Hofstra University.

John E. Murray, Jr.,    Principal Occupations: Director or         $2,098.22             $178,200
J.D., S.J.D.            Trustee of the Federated Fund
Birth Date: December    Complex; Chancellor and Law
20, 1932                Professor, Duquesne University;
Chancellor, Duquesne    Consulting Partner, Mollica & Murray.
University
Pittsburgh, PA          Other Directorships Held: Director,
TRUSTEE                 Michael Baker Corp. (engineering,
Began serving:          construction, operations and
February 1995           technical services).

                        Previous Positions: President,
                        Duquesne University; Dean and
                        Professor of Law, University of
                        Pittsburgh School of Law; Dean and
                        Professor of Law, Villanova
                        University School of Law.

                        Principal Occupations:  Director or        $1,748.53             $148,500
Marjorie P. Smuts       Trustee of the Federated Fund
Birth Date: June 21,    Complex; Public Relations/Marketing
1935                    Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA          Previous Positions: National
TRUSTEE                 Spokesperson, Aluminum Company of
Began serving:          America; television producer;
February 1984           President, Marj Palmer Assoc.;
                        Owner, Scandia Bord.

                        Principal Occupations:  Director or        $1,748.53             $148,500
John S. Walsh           Trustee of the Federated Fund
Birth Date: November    Complex; President and Director,
28, 1957                Heat Wagon, Inc. (manufacturer of
2604 William Drive      construction temporary heaters);
Valparaiso, IN          President and Director,
TRUSTEE                 Manufacturers Products, Inc.
Began serving:          (distributor of portable
January 2000            construction heaters); President,
                        Portable Heater Parts, a division of
                        Manufacturers Products, Inc.

                        Previous Position: Vice President,
                        Walsh & Kelly, Inc.

------------------------------------------------------------------------------

OFFICERS**

              Name
           Birth Date
             Address
    Positions Held with Fund               Principal Occupation(s) and Previous Position(s)

                                     Principal Occupations: Executive Vice President and
John W. McGonigle                    Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938         President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND
SECRETARY                            Previous Positions: Trustee, Federated Investment Management
Began serving: January 1982          Company and Federated Investment Counseling; Director,
                                     Federated Global Investment Management Corp., Federated
                                     Services Company and Federated Securities Corp.

                                     Principal Occupations: Principal Financial Officer and
Richard J. Thomas                    Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954            President, Federated Administrative Services.
TREASURER
Began serving: November 1998         Previous Positions: Vice President, Federated Administrative
                                     Services; held various management positions within Funds
                                     Financial Services Division of Federated Investors, Inc.

                                     Principal Occupations: Vice Chairman or Vice President of
Richard B. Fisher                    some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923             Chairman, Federated Investors, Inc.; Chairman, Federated
VICE PRESIDENT                       Securities Corp.
Began serving: January 1982
                                     Previous Positions: President and Director or Trustee of
                                     some of the Funds in the Federated Fund Complex; Executive
                                     Vice President, Federated Investors, Inc. and Director and
                                     Chief Executive Officer, Federated Securities Corp.

                                     Principal Occupations: Chief Investment Officer of this Fund
Stephen F. Auth                      and various other Funds in the Federated Fund Complex;
Birth Date: September 3, 1956        Executive Vice President, Federated Investment Counseling,
CHIEF INVESTMENT OFFICER             Federated Global Investment Management Corp., Federated
Began serving: November 2002         Investment Management Company and Passport Research, Ltd.

                                     Previous Positions: Senior Vice President, Global Portfolio
                                     Management Services Division; Senior Vice President,
                                     Federated Investment Management Company and Passport
                                     Research, Ltd; Senior Managing Director and Portfolio
                                     Manager, Prudential Investments.

                                     Kevin R. McCloskey has been the Fund's Portfolio Manager
Kevin R. McCloskey                   since October 1999.  He is Vice President of the Fund.  Mr.
---------------------------------    McCloskey joined Federated in in 1999 as a Portfolio Manager
Birth Date:  May 12, 1966            and is a Vice President of the Fund's Adviser.  From
VICE PRESIDENT                       September 1994 to July 1999, he served as a portfolio
Began serving:  November 2002        manager, and from January 1994 to September 1994, he served as an investment/quantitative analyst at Killian Asset
                                     Management Corporation.  Mr. McCloskey is a Chartered
                                     Financial Analyst.  He received his M.B.A. from the
                                     University of Dayton.

**    Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and
Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of
Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12,
2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as
President of Duquesne from 1988 until his retirement from that position in
2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's
Board that affects Mr. Murray personally.

COMMITTEES of the board

                                                                                         Meetings Held
Board            Committee                                                                During Last
Committee         Members                       Committee Functions                       Fiscal Year

Executive                        In between meetings of the full Board, the                   One
             John F. Donahue     Executive Committee generally may exercise all
             John E. Murray,     the powers of the full Board in the management
             Jr., J.D., S.J.D.   and direction of the business and conduct of the
                                 affairs of the Trust in such manner as the
                                 Executive Committee shall deem to be in the best
                                 interests of the Trust.  However, the Executive
                                 Committee cannot elect or remove Board members,
                                 increase or decrease the number of Trustees,
                                 elect or remove any Officer, declare dividends,
                                 issue shares or recommend to shareholders any
                                 action requiring shareholder approval.

Audit                            The Audit Committee reviews and recommends to                Four
             Thomas G. Bigley    the full Board the independent auditors to be
             John T. Conroy,     selected to audit the Fund`s financial
             Jr.                 statements; meets with the independent auditors
             Nicholas P.         periodically to review the results of the audits
             Constantakis        and reports the results to the full Board;
             Charles F.          evaluates the independence of the auditors,
             Mansfield, Jr.      reviews legal and regulatory matters that may
                                 have a material effect on the financial
                                 statements, related compliance policies and
                                 programs, and the related reports received from
                                 regulators; reviews the Fund`s internal audit
                                 function; reviews compliance with the Fund`s
                                 code of conduct/ethics; reviews valuation
                                 issues; monitors inter-fund lending
                                 transactions; reviews custody services and
                                 issues and investigates any matters brought to
                                 the Committee's attention that are within the
                                 scope of its duties.

&lt;/R&gt;
------------------------------------------------------------------------------

Board ownership of shares in the fund and in the Federated family of
Investment companies AS OF dECEMBER 31, 2002

                                                                                  Aggregate
                                                                                 Dollar Range
                                                                                      of
                                                                                 Shares Owned
                                                                                      in
                                                                                  Federated
                                                 Dollar Range of                  Family of
                  Interested                      Shares Owned                    Investment
               Board Member Name                     in Fund                      Companies

John F. Donahue                                     Over $100,000               Over $100,000
J. Christopher Donahue                              Over $100,000               Over $100,000
Lawrence D. Ellis, M.D.                             Over $100,000               Over $100,000
Independent
Board Member Name
Thomas G. Bigley                                             None               Over $100,000
John T. Conroy, Jr.                                          None               Over $100,000
Nicholas P. Constantakis                                     None               Over $100,000
John F. Cunningham                                           None               Over $100,000
Peter E. Madden                                              None               Over $100,000
Charles F. Mansfield, Jr.                        $10,001- $50,000                 $50,001 -
                                                                                   $100,000
John E. Murray, Jr., J.D., S.J.D.                            None               Over $100,000
Marjorie P. Smuts                                $1,000 - $10,000               Over $100,000
John S. Walsh                                                None               Over $100,000

INVESTMENT ADVISER
------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive or reimburse the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 1.00% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund;
performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the
Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with
Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the
Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities;
the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and
relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute
Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund offered by Federated.

&lt;R&gt;

Services Agreement

Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

&lt;/R&gt;

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the
Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

&lt;R&gt;

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor
Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the
Proxy Committee (and may make any determinations required to implement the
Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the
Proxy Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy
Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or
Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested
Company to a member of the Proxy Committee, and must inform the Interested
Company that the Proxy Committee has exclusive authority to determine how the
Adviser will vote.  Any Proxy Committee member contacted by an Interested
Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy
Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an
Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an
Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the
Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser
(or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

&lt;/R&gt;

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the
Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of
Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

&lt;R&gt;

For the fiscal year ended, October 31, 2003, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $2,412,133,888 for which the Fund paid $3,644,378 in brokerage commissions.

&lt;/R&gt;

&lt;R&gt;

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund.  FAS provides these at the following annual rate of the average aggregate daily net assets of all
Federated funds as specified below:

                                          Average Aggregate Daily
                                        Net Assets of the Federated
 Maximum Administrative Fee                        Funds
0.150 of 1%                           on the first $5 billion
0.125 of 1%                           on the next $5 billion
0.100 of 1%                           on the next $10 billion
0.075 of 1%                           on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio.  FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.  Foreign instruments purchased by the
Fund are held by foreign banks participating in a network coordinated by
State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary,
FSSC, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

&lt;/R&gt;

INDEPENDENT Auditors
The independent auditor for the Fund, Deloitte & Touche, LLP, conducts its audits in accordance with auditing standards generally accepted in the United
States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

&lt;R&gt;

FEES PAID BY THE FUND FOR SERVICES
  For the Year Ended October 31             2003                  2002                 2001

Advisory Fee Earned                   $8,516,647             $10,176,908            $10,445,335
Advisory Fee Reduction                0                      0                      0
Advisory Fee Reimbursement            $3,751                 $7,723                 $3,629
Brokerage Commissions                 $1,411,919             $778,554               $739,297
Administrative Fee                    $926,420               $1,142,211             $1,177,682
Shareholder Services Fee:             $1,598,723             --                     --

------------------------------------------------------------------------------

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

&lt;/R&gt;

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of
Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

&lt;R&gt;

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended October 31, 2003.

Yield is given for the 30-day period ended October 31, 2003.

                                        30-Day Period        1 Year      5 Years     10 Years

Total Return
  Before Taxes                         N/A                 20.59%       2.50%        10.49%
  After Taxes on Distributions         N/A                 19.96%       0.91%        8.06%
  After Taxes on Distributions          /A                  3.33%        .44%         .94%
  and Sale of Shares                   N                   1            1            7
Yield                                  1.28%               N/A          N/A          N/A

&lt;/R&gt;
------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.  The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper,  Inc.  ranks funds in various fund  categories  by making  comparative calculations using total return.  Total return assumes the reinvestment of all capital gains  distributions  and income  dividends and takes into account any change in offering price over a specific period of time.

Dow Jones Industrial Average (DJIA)
The DJIA represents share prices of selected blue-chip corporations.  The DJIA indicates daily changes in the average price of stocks of these  corporations.
Because it  represents  the top  corporations  of  America,  the DJIA's  index movements are leading economic indicators for the stock market as a whole.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500)
The  S&P  500  is  a   composite   index  of  common   stocks   in   industry,
transportation, and financial and public utility companies.

It can be used to compare to the total returns of funds whose  portfolios  are invested  primarily in common  stocks.  In addition,  the S&P's index  assumes reinvestments  of all dividends paid by stocks listed on its index.  Taxes due on any of these  distributions  are not  included,  nor are brokerage or other fees calculated in S&P 500 figures.

S&P 500/Barra Value Index
The S&P  500/Barra  Value Index is a market  capitalization-weighted  index of the stocks in the S&P 500 having the lowest  price to book  ratios.  The index consists  of  approximately  half of the  S&P 500  on a market  capitalization basis.

Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk- adjusted returns. The maximum rating is five stars and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting  investor  needs by  making  structured, straightforward  and consistent  investment  decisions.  Federated  investment products  have a  history  of  competitive  performance  and have  gained  the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined  investment  selection  process  is  rooted  in sound methodologies  backed by  fundamental  and technical  research.  At Federated, success in  investment  management  does not  depend  solely on the skill of a
single  portfolio   manager.   It  is  a  fusion  of  individual  talents  and
state-of-the-art industry tools and resources.  Federated's investment process involves teams of portfolio  managers and analysts,  and investment  decisions are executed by traders who are dedicated to specific  market  sectors and who handle trillions of dollars in annual trading volume.

&lt;R&gt;

Federated Funds overview

Municipal Funds
In the municipal  sector,  as of December 31, 2002,  Federated managed 14 bond funds with  approximately  $3.2  billion in assets and 22 money  market  funds
with  approximately  $20.6  billion  in  total  assets.  In  1976,   Federated
introduced  one of the first  municipal  bond mutual funds in the industry and is now one of the largest  institutional buyers of municipal  securities.  The
Funds may quote  statistics  from  organizations  including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity  sector,  Federated  has more than 31 years'  experience.  As of
December 31, 2002,  Federated  managed 37 equity funds totaling  approximately
$16.2 billion in assets across growth,  value,  equity income,  international,
index  and  sector   (i.e.   utility)   styles.   Federated's   value-oriented
management style combines  quantitative and qualitative  analysis and features a structured,  computer-assisted  composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector,  as of December 31, 2002,  Federated  managed 10 money market funds and 9 bond funds with assets  approximating  $59.4  billion
and  $6.0  billion,   respectively.   Federated's   corporate   bond  decision
making--based  on intensive,  diligent credit  analysis--is  backed by over 29 years  of  experience  in  the  corporate  bond  sector.  In  1972,  Federated introduced one of the first  high-yield  bond funds in the industry.  In 1983,
Federated  was one of the first  fund  managers  to  participate  in the asset backed securities market, a market totaling more than $209 billion.

Government Funds
In the  government  sector,  as of  December  31,  2002,  Federated  managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual funds, with assets  approximating $4.9 billion,
$0.9 billion, $2.9 billion and $56.2 billion,  respectively.  Federated trades approximately  $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase  agreements each day.
Federated  introduced  the  first  U.S.  government  fund  to  invest  in U.S.
government  bond  securities in 1969.  Federated has been a major force in the short- and  intermediate-term  government  markets  since  1982 and  currently manages  approximately  $50 billion in government  funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of
December 31, 2002, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion,
$20.6 billion and $173.9 million, respectively.

The  Chief  Investment  Officers  responsible  for  oversight  of the  various investment  sectors within  Federated are:  Global Equity - Stephen F. Auth is
responsible  for  overseeing  the  management  of  Federated's   domestic  and
international equity products;  Global Fixed Income - William D. Dawson III is
responsible  for  overseeing  the  management  of  Federated's   domestic  and
international fixed income and high yield products.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their financial goals
through   mutual  funds.   These   investors,   as  well  as  businesses   and
institutions,  have  entrusted over $6.2 trillion to the  approximately  8,300 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated  meets  the  needs  of  approximately  3,035  institutional  clients nationwide by managing and servicing  separate accounts and mutual funds for a variety of  purposes,  including  defined  benefit  and  defined  contribution programs,  cash  management,  and  asset/liability  management.  Institutional
clients   include   corporations,   pension   funds,   tax  exempt   entities,
foundations/endowments,  insurance  companies,  and  investment  and financial advisers.

Bank Marketing
Other   institutional   clients  include  more  than  1,600  banks  and  trust
organizations.  Virtually  all of the  trust  divisions  of the top  100  bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  funds are  available to consumers  through  major  brokerage  firms nationwide--Federated  has over  2,000  broker/dealer  and  bank  broker/dealer relationships  across  the  country--supported  by more  wholesalers  than any other mutual fund distributor.  Federated's service to financial professionals and  institutions  has earned it high ratings in several surveys  performed by
DALBAR,  Inc.  DALBAR is  recognized  as the  industry  benchmark  for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31,
2003 are incorporated herein by reference to the Annual Report to
Shareholders of Federated Stock Trust dated October 31, 2003.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of seniorshort-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

&lt;/R&gt;
Addresses

Federated stock trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

&lt;R&gt;

Investment Adviser
Federated Equity Management Company of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

&lt;/R&gt;

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.     OTHER INFORMATION

Item 23.    Exhibits:

            (a)               Conformed copy of the Amended and Restated
                              Declaration of Trust of the Registrant; (18)
                  (i)         Conformed copy of Amendment No. 4 to the Amended
                              and Restated Declaration of Trust dated May 19,
                              2000; (18)
            (b)               Copy of the Amended and Restated By-Laws of the
                              Registrant; (17)
                  (i)         Copy of Amendment Nos. 6-8 to the By-Laws of the
                              Registrant; (17)
                 (ii)         Copy of Amendment No. 9 to the By-Laws of the
                              Registrant; (20)
                (iii)         Copy of Amendment No. 10 to the By-Laws of the
                              Registrant; +
            (c)               Copy of Specimen Certificate for Shares of
                              Beneficial Interest of the Registrant; (13)
            (d)               Conformed copy of Investment Advisory Contract
                              of the Registrant; (13)
                  (i)         Conformed copy of Amendment to Investment
                              Advisory Contract dated June 1, 2001; (19)
            (e)   (i)         Conformed copy of the Distributor's Contract;
                              (13)
                 (ii)         Conformed copy of Amendment to Distributor's
                              Contract dated June 1, 2001; (19)
                (iii)         Conformed copy of Amendment to Distributor's
                              Contracts dated October 1, 2003; +
                  (iv)        The Registrant hereby incorporates the conformed
                              copy of the specimen Mutual Funds Sales and
                              Service Agreement; Mutual Funds Service
                              Agreement; and Plan Trustee/Mutual Funds Service
                              Agreement from Item 24(b)(6) of the Cash Trust
                              Series II Registration Statement on Form N-1A,
                              filed with the Commission on July 24,1995. (File
                              Number 33-38550 and 811-6269).
            (f)               Not applicable;
            (g)   (i)         Conformed copy of the Custodian Agreement of the
                              Registrant; (12)
                  (ii)        Conformed copy of Custodian Fee Schedule; (15)
            (h)   (i)         Conformed copy of Amended and Restated
                              Shareholder Services Agreement; (15)
                  (ii)        Conformed Copy of Amended and Restated Agreement
                              for Fund Accounting Services, Administrative
                              Services, Shareholder Transfer Agency Services
                              and Custody Services Procurement; (17)
                  (iii)       Conformed Copy of Amendment to Agreement for
                              fund Accounting Services, Administrative
                              Services, Transfer Agency Services, and Custody
                              Services Procurement; (19)
                  (iv)        The Registrant hereby incorporates by reference
                              the conformed copy of the Shareholder Services
                              Sub-Contract between Fidelity and Federated
                              Shareholder Services from Item 24(b)(9)(iii) of
                              the Federated GNMA Trust Registration Statement
                              on Form N-1A, filed with the Commission on March
                              26, 1996 (File Nos. 2-75670 and 811-3375).
                  (v)         The responses described in Item 23(e)(iv) are
                              hereby incorporated by reference.
            (i)               Conformed copy of the Opinion and Consent of
                              Counsel as to legality of shares being
                              registered; (12)
            (j)               Conformed copy of Consent of Independent
                              Auditors; +
            (k)               Not applicable;
            (l)               Conformed Copy of the Initial Capital
                              Understanding; (13)
            (m)               Not applicable;
            (n)               Not applicable;
            (o)   (i)         Conformed copy of Power of Attorney of the
                              Registrant; (18)
                  (ii)        Conformed copy of Power of Attorney of Chief
                              Investment Officer of the Registrant; (20)
            (p)               The Registrant hereby incorporates the conformed
                              copy of the Code of Ethics for Access Persons
                              from Item 23(p) of the Federated Institutional
                              Trust, Registration Statement on Form N-1A filed
                              with the Commission on September 30, 2003. (File
                              Nos. 33-54445 and 811-7193).

--------------------------------------------------------------------------------
+     All exhibits have been filed electronically.
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 11 on Form N-1A filed on December 22, 1988. (File Nos.
      2-75756 and 811-3385)
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed on December 27, 1994. (File Nos.
      2-75756 and 811-3385)
13.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 25 on Form N-1A filed on December 21, 1995. (File Nos.
      2-75756 and 811-3385)
15.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 28 on Form N-1A filed on October 24, 1997. (File Nos.
      2-75756 and 811-3385)
17.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 30 on Form N-1A filed on October 30, 1998. (File Nos.
      2-75756 and 811-3385)
18.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 33 on Form N-1A filed on December 27, 2000. (File Nos.
      2-75756 and 811-3385)
19.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 34 on Form N-1A filed on December 21, 2001.
      (File Nos. 2-75756 and 811-3385)
20.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment  No. 35 on Form N-1A filed on December 24, 2002.
      (File Nos. 2-75756 and 811-3385)

Item 24.    Persons Controlled By or Under Common Control with the Fund:

            None

Item 25.    Indemnification: (8)
Item 26.    Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser,  see the section  entitled "Who Manages the Fund?" in Part A. The  affiliations  with the
Registrant  of four of the Trustees  and one of the  Officers of the  investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides  Services to the Fund?" The  remaining  Trustees of the  investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue,
(Chief  Financial  Officer,  Federated  Investors,  Inc.),  1001 Liberty Avenue,
Pittsburgh,  PA,  15222-3779 and Mark D. Olson (a principal of the firm, Mark D.
Olson & Company,  L.L.C.  and Partner,  Wilson,  Halbrook & Bayard,  P.A.),  800
Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                                  J. Thomas Madden

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Executive Vice Presidents:                      Stephen F. Auth
                                                William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                David A. Briggs
                                                Jonathan C. Conley
                                                Christopher F. Corapi
                                                Deborah A. Cunningham
                                                Linda A. Duessel
                                                Mark E. Durbiano
                                                James E. Grefenstette
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Frank Semack
                                                Richard Tito
                                                Peter Vutz

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                David M. Bruns
                                                Regina Chi
                                                Ross M. Cohen
                                                David W. Cook
                                                Fred B. Crutchfield
                                                Lee R. Cunningham, II
                                                Alexandre de Bethmann
                                                B. Anthony Delserone, Jr.
Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                David P. Gilmore
                                                James P. Gordon, Jr.
                                                Curtis R. Gross
                                                Marc Halperin
                                                John W. Harris
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Constantine J. Kartsonas
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Steven Lehman
                                                Marian R. Marinack
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                John L. Nichol
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                David R. Powers
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                Aash M. Shah
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Diane R. Startari
                                                Timothy G. Trebilcock
                                                Leonardo A. Vila
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                Richard M. Winkowski, Jr.
                                                Lori A. Wolff
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Catherine A. Arendas
                                                Nicholas P. Besh
                                                Hanan Callas
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                David Dao
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                Igor Golalic
                                                James Grant
                                                Anthony Han
                                                Carol B. Kayworth
                                                Angela A. Kohler
                                                Robert P. Kozlowski
                                                Ted T. Lietz, Sr.
                                                Monica Lugani
                                                Tracey L. Lusk
                                                Ann Manley
                                                Dana Meissner
                                                Theresa K. Miller
                                                Karl Mocharko
                                                Bob Nolte
                                                Daniel Peris
                                                Rae Ann Rice
                                                Jennifer G. Setzenfand
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Michael R. Tucker
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretaries:                          Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

     The business  address of each of the Officers of the investment  adviser is
Federated  Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania
15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment  companies in the Federated Fund Complex described in
Part B of this Registration Statement.

Item 27.    Principal Underwriters:

            (a)   Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Edward Jones
                  Money Market Fund; Federated American Leaders Fund, Inc.;
                  Federated Adjustable Rate Securities Fund; Federated Core
                  Trust; Federated Core Trust II, L.P.; Federated Equity Funds;
                  Federated Equity Income Fund, Inc.; Federated Fixed Income
                  Securities, Inc.; Federated GNMA Trust; Federated Government
                  Income Securities, Inc.; Federated High Income Bond Fund,
                  Inc.; Federated High Yield Trust; Federated Income Securities
                  Trust; Federated Income Trust; Federated Index Trust;
                  Federated Institutional Trust; Federated Insurance Series;
                  Federated International Series, Inc.; Federated Investment
                  Series Funds, Inc.; Federated Limited Duration Government
                  Fund, Inc.; Federated Managed Allocation Portfolios;
                  Federated Municipal Opportunities Fund, Inc.; Federated
                  Municipal Securities Fund, Inc.; Federated Municipal
                  Securities Income Trust; Federated Short-Term Municipal
                  Trust; Federated Premier Intermediate Municipal Income Fund;
                  Federated Premier Municipal Income Fund; Federated Stock and
                  Bond Fund, Inc.; Federated Stock Trust; Federated Total
                  Return Government Bond Fund; Federated Total Return Series,
                  Inc.; Federated U.S. Government Bond Fund; Federated U.S.
                  Government Securities Fund: 1-3 Years; Federated U.S.
                  Government Securities Fund: 2-5 Years; Federated World
                  Investment Series, Inc.; Intermediate Municipal Trust; Money
                  Market Obligations Trust; MTB Group of Funds; Regions Morgan
                  Keegan Select Funds and SouthTrust Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice

Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Rick A. DiBernardo
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen         Chief Legal Officer

Assistant Secretaries:        Thomas R. Donahue

                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

      All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment and Asset Management Group
                                    (IMG)
                                    Federated Investors Tower
                                    1001 Liberty Avenue
                                    Pittsburgh, PA 15222-3779

(Notices should be sent to the Agent for Service at above address)

Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA 15237-7000

Federated Shareholder
Services Company                    P.O. Box 8600
("Transfer Agent and Dividend       Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Federated Investment Management     Federated Investors Tower
Company ("Adviser")                 1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

State Street Bank and
Trust Company                       P.O. Box 8600
("Custodian")                       Boston, MA  02266-8600

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

      Registrant hereby undertakes to comply with the provisions of Section
16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED STOCK TRUST,
certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of
December 2003.

                             FEDERATED STOCK TRUST
                        BY: /s/ Nelson W. Winter
                        Nelson W. Winter, Assistant Secretary
                        December 30, 2003

      Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                             TITLE                  DATE

By: /s/ Nelson W. Winter         Attorney In Fact      December 30, 2003
Nelson W. Winter                 For the Persons
ASSISTANT SECRETARY              Listed Below

     NAME                             TITLE

John F. Donahue*                      Chairman and Trustee

J. Christopher Donahue*               President and Trustee
                                      (Principal Executive Officer)

Richard J. Thomas*                    Treasurer
                                      (Principal Financial Officer)

Stephen F. Auth*                      Chief Investment Officer

Thomas G. Bigley*                     Trustee

John T. Conroy, Jr.*                  Trustee

Nicholas P. Constantakis*             Trustee

John F. Cunningham*                   Trustee

Lawrence D. Ellis, M.D.*              Trustee

Peter E. Madden*                      Trustee

Charles F. Mansfield, Jr.             Trustee

John E. Murray, Jr.*                  Trustee

Marjorie P. Smuts*                    Trustee

John S. Walsh*                        Trustee

* By Power of Attorney